Investment Properties (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Reconciliation of changes in investment properties
Investment property at beginning of period		$ 14,674	$ 15,042	$ 15,936
Reclassifications				(515)
Depreciation charges in the period		(368)	(368)	(379)
Investment property at end of period	$ 23,246	14,306	14,674	$ 15,042
Income earned from renting out investment properties		5,844	5,914
Expenses incurred for investment properties		2,806	2,587
At fair value
Reconciliation of changes in investment properties
Investment property at beginning of period		41,071
Investment property at end of period		$ 42,230	$ 41,071